Loans and advances to customers - Past due but not impaired (Details) - Financial instruments not impaired $ in Millions	Dec. 31, 2017 MXN ($)
Financial assets
Loans and advances to customers	$ 301,075
Current
Financial assets
Loans and advances to customers	281,832
1 to 30 Days
Financial assets
Loans and advances to customers	8,800
31 to 60 Days
Financial assets
Loans and advances to customers	6,514
61 to 90 Days
Financial assets
Loans and advances to customers	3,929
Commercial loans (SMEs)
Financial assets
Loans and advances to customers	71,251
Commercial loans (SMEs) | Current
Financial assets
Loans and advances to customers	68,157
Commercial loans (SMEs) | 1 to 30 Days
Financial assets
Loans and advances to customers	1,590
Commercial loans (SMEs) | 31 to 60 Days
Financial assets
Loans and advances to customers	771
Commercial loans (SMEs) | 61 to 90 Days
Financial assets
Loans and advances to customers	733
Mortgage loans
Financial assets
Loans and advances to customers	126,835
Mortgage loans | Current
Financial assets
Loans and advances to customers	116,293
Mortgage loans | 1 to 30 Days
Financial assets
Loans and advances to customers	4,545
Mortgage loans | 31 to 60 Days
Financial assets
Loans and advances to customers	4,205
Mortgage loans | 61 to 90 Days
Financial assets
Loans and advances to customers	1,792
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	52,037
Installment loans to individuals - Revolving consumer credit cards loans | Current
Financial assets
Loans and advances to customers	49,253
Installment loans to individuals - Revolving consumer credit cards loans | 1 to 30 Days
Financial assets
Loans and advances to customers	1,145
Installment loans to individuals - Revolving consumer credit cards loans | 31 to 60 Days
Financial assets
Loans and advances to customers	851
Installment loans to individuals - Revolving consumer credit cards loans | 61 to 90 Days
Financial assets
Loans and advances to customers	788
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	50,952
Installment loans to individuals - Non-revolving consumer loans | Current
Financial assets
Loans and advances to customers	48,129
Installment loans to individuals - Non-revolving consumer loans | 1 to 30 Days
Financial assets
Loans and advances to customers	1,520
Installment loans to individuals - Non-revolving consumer loans | 31 to 60 Days
Financial assets
Loans and advances to customers	687
Installment loans to individuals - Non-revolving consumer loans | 61 to 90 Days
Financial assets
Loans and advances to customers	$ 616